Assets Held For Sale - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Jul. 31, 2012 AirCraft	Apr. 30, 2012 AirCraft	Apr. 30, 2011
Assets Held For Sale [Line Items]
Minimum period for sale of aircrafts and buildings held for sale		1 year	1 year
Number of long lived assets reclassified as held for use		1	3
Disposal of Composites business to third party	$ 750,000
Discontinued operations, building and equipment, net book value				8,000,000
Discontinued operations, working capital				$ 6,600,000